6. Oil and Gas Property Interests	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
6. Oil and Gas Property Interests

Following is the aggregate amount of capitalized costs relating to unproven oil and natural gas acquisition and exploration activities and the aggregate amount of surrendered interests at December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Balance, beginning of the year	$243,242	$354,680

Lease and acquisition costs	51,485	22,192
Geological and geophysical costs		–
Total costs for the year	51,485	22,192

Surrendered oil and gas property interests	(243,242)	(133,630)

Balance, end of the year	$51,485	$243,242

Acquisition and Disposition of Interests

On June 14, 2010, the Company entered into a Property Option Agreement (the “Option Agreement”) with a related party by common directors (“Option Holder”), whereas the Company wishes to grant 100% right, title and interest in the Highvale leases in the Central Plains area of Alberta consisting of 18 petroleum and natural gas leases for a total of approximately 3,316 hectares. Upon signing the Option Agreement, the Option Holder paid $5,000 and agreed to pay an additional $175,000 on or before June 15, 2011 to earn full right and authority to the property. On June 15, 2011, the Company and the Option Holder agreed to extend the Option Agreement to on or before December 31, 2012. The Company and the Option Holder also removed 3 of the 18 petroleum and natural gas leases from the Option Agreement. During the year ended December 31, 2010, the Option Holder made payments to the Company of $7,500 on August 03, 2010, $6,500 on October 12, 2010 and $5,000 on November 12, 2010. The obligation of the Option Holder to fulfill the Option Agreement terms is subject to a condition precedent including physical and environmental inspection and review of all leases. Any amounts paid to the Company are fully refundable until the Option Holder waives such conditions. At December 31, 2011, the condition was not waived and therefore the $24,000 that the Option Holder has paid the Company to date is included in accrued liabilities at both December 31, 2011 and 2010. See Note 13. Related Party Transactions.

On August 15, 2012 a property option agreement was terminated by the optionee as conditions precedent were not met. A total of $24,000 were received as deposits towards the option payment. The Company agreed to issue a note payable for $24,000 to refund the deposits paid, as per the terms of the agreement.

During 2011, the Company surrendered leases with the Province of Alberta due to the lack of potential for unconventional tight gas sands. Additionally, at December 31, 2011, the Company identified leases, that it intended to surrender or were set to expire in early 2012, for which it did not intend to file a continuation application with the Province of Alberta. Accordingly, the Company deemed it appropriate to write off the carrying value of these leases at December 31, 2011. During the year ended December 31, 2011, the Company wrote off a total of $133,630 related to these leases that were surrendered and expired. The Company no longer holds any interest in these properties and all amounts paid for the leases are non-refundable.

During the year ended December 31, 2011, the Company made annual lease payments totalling $22,192 to the Province of Alberta. At December 31, 2011, the Company has 27 leases (excluding the leases that expired in early 2012) requiring total annual lease payments of $14,392 in 2012.

During 2012, the Company surrendered leases with the Province of Alberta due to the lack of potential for economically viable production. During the year ended December 31, 2012, the Company wrote off a total of $243,242 related to these leases that were surrendered and expired. The Company no longer holds any interest in these properties and all amounts paid for the leases are non-refundable.

On June 6, 2012 the Company entered into a Property Option Agreement with Black Rock Energy (“Optionor”) to obtain an undivided right, title and interest in a property in exchange for Fifty Million shares of common stock and Royalty payments equal to Five Percent (5%). The value of the common stock was $0.001 (USD) per share as reflected by the proceeds from the sale of 36 million shares in private placement sales (see note 10) that took place at substantially the same time as the Property Option Agreement. The value of the option agreement is $51,485. In addition to the shares of common stock, the Company agrees to additional payments to Optionor and to incur expenditures related to exploration and development. The following is a schedule of the required payments and expenditures:

Due Date	Option Payment	Required Expenditures
June 6, 2013	$25,000	$100,000
June 6, 2014	25,000	250,000
June 6, 2015	50,000	500,000
June 6, 2016	75,000	750,000
June 6, 2017	100,000	750,000
Total	275,000	2,350,000